7. OPERATING LEASE	3 Months Ended
Mar. 31, 2014
Leases [Abstract]
7. OPERATING LEASE

7. OPERATING LEASE

The Company leases 3,600 sq. ft. of office and warehouse space at 1550 Caton Center Drive, Suites D and E, Baltimore, Maryland, under a non-cancellable operating lease which expires in December 2014. The original base rent was $3,077 per month with a 3% annual rent escalator clause. The current monthly rent is $3,464. Rent expense, which includes the Caton Center property as well as some other short-term leases, was $10,477 and $13,145 for the periods ended March 31, 2014 and 2013, respectively.